RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	$ 19,292	$ 13,485
SFL
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	4,652	3,505
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	726	1,368
Golden Ocean
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	11,147	6,964
Alta Trading UK Limited
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	8	60
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	455	303
TFG Marine
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	1,117	28
Avance Gas
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	1,080	695
Front Ocean Management
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	0	473
Other related parties and affiliated companies
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	$ 107	$ 89